Stockholders’ (Deficit) Equity (Details) - Schedule of Unvested Restricted Shares Issued to Employees and Board of Directors - Previously Reported [Member] - $ / shares	12 Months Ended
	Dec. 30, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted Shares, Beginning Outstanding	68,592	5,976
Weighted Average Price Per Share, Outstanding Beginning Balance	$ 6.72	$ 50
Restricted Shares, Granted	337,305	63,000
Weighted Average Price Per Share, Granted	$ 2.3	$ 3.2
Restricted Shares, Vested/adjustments	(177,689)	(384)
Weighted Average Price Per Share, Vested/adjustments	$ 2.88	$ 88.8
Restricted Shares, Ending Outstanding	228,208	68,592
Weighted Average Price Per Share, Outstanding Ending Balance	$ 3.18	$ 6.72